Stated capital (Tables)	12 Months Ended
Mar. 31, 2018
Stated Capital [Abstract]
Change in shares issued and outstanding

	Number of shares 000s	Stated capital R’000

At April 1, 2016	759,138	1,320,955
Shares issued in relation to share options exercised	5,125	7,072
Share repurchase from Imperial Corporate Services Proprietary Limited	(200,828)	(473,682)
Balance at March 31, 2017	563,435	854,345
Shares issued in relation to share options and share appreciation rights exercised	6,001	10,726
Share repurchase under the Share Repurchase Program	(5,016)	(18,666)

Balance at March 31, 2018	564,420	846,405

Purchases made under the share repurchase program

As at March 31, 2018, the following purchases had been made under the share repurchase program:

	Total number of shares repurchased 000s	Average price paid per share (1) R	Shares canceled under the share repurchase program 000s	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

June 2017	5,015,660	3.72	5,015,660	18,666	251,334
	5,015,660		5,015,660	18,666	251,334

(1) Including transaction costs.

Financial effect of share repurchase transaction
In fiscal 2017, the financial effect of the transaction was as follows:

R’000

Aggregate repurchase consideration	473,955
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)	(3,222)
Transaction costs capitalized	2,949
Total share repurchase costs	473,682

Total number of awards available for issue, award prices, and assumptions
The salient details of SARs granted during fiscal 2018 are provided in the table below:

Total shareholder return

Grant date	May 30, 2017
Fair value (cents per share)	128.4
Award price (cents per share)	346
JSE share price on grant date (cents per share)	345
Expiry date	May 30, 2023
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2018	5.17

Valuation assumptions and drivers
Volatility (%)	41.5
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.84
Annual risk-free interest rate (%)	7.51

The salient details of SARs granted during fiscal 2017 are provided in the table below:

	Total shareholder return	Total shareholder return

Grant date	November 24, 2016	May 30, 2016
Fair value (cents per share)	131.5	111.9
Award price (cents per share)	328	294
JSE share price on grant date (cents per share)	328	289
Expiry date	November 24, 2022	May 30, 2022
Performance conditions
– Total shareholder return of (%)	10.0	10.0
Remaining contractual life at March 31, 2018	4.65	4.17

Valuation assumptions and drivers
Volatility (%)	41.8	40.3
Anticipated forfeiture rate (%)	5.0	5.0
Anticipated dividend yield (%)	2.98	3.57
Annual risk-free interest rate (%)	8.20	8.74

The table below indicates the total number of awards under the LTIP which are available for issue:

Number of awards

Reconciliation of number of awards available for issue under the LTIP
Maximum number of awards that may be issued during the life of the LTIP	120,000,000
Issued in fiscal 2015	(2,900,000)
Number of awards available for issue as at March 31, 2015	117,100,000
Issued in fiscal 2016	(11,835,000)
Number of awards available for issue as at March 31, 2016	105,265,000
Issued in fiscal 2017	(13,950,000)
Number of awards available for issue as at March 31, 2017	91,315,000
Issued in fiscal 2018	(10,000,000)
Number of awards available for issue as at March 31, 2018	81,315,000

SARs outstanding at the end of the fiscal year have the following award prices:

				March 31, 2018 000's	March 31, 2017 000's

Annual shareholder return	Grant date	Expiry date	Award price
10%	December 16, 2014	December 16, 2020	305	—	725
10%	August 31, 2015	August 31, 2021	313	7,764	9,160
10%	May 30, 2016	May 30, 2022	294	6,525	6,925
10%	November 24, 2016	November 24, 2022	328	4,000	4,000
10%	May 30, 2017	May 30, 2023	346	9,750	—
				28,039	20,810

Share options and SARs outstanding
Group executives held the following share options outstanding at March 31, 2018 (summarized by grant date):

	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	2,500	—	2,500
C Tasker(1)	2,000	1,500	3,500
G Pretorius	1,100	1,000	2,100
C Lewis	—	1,000	1,000
	5,600	3,500	9,100
Option strike price (cents per share)	246	411
JSE share price on grant date (cents per share)	300	411
Expiry date	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%
(1) Executive director at March 31, 2018.

Group executives held the following SARs outstanding at March 31, 2018 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2018.

No options were held by retired executives as at March 31, 2018.

The following share options were exercised by Group executives during fiscal 2018:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

C Tasker	November 29, 2017	2,000,000	January 3, 2012	154	10%	628
G Pretorius	August 8, 2017	400,000	November 7, 2012	246	10%	451
G Pretorius	November 22, 2017	750,000	January 3, 2012	154	10%	648
C Lewis	March 2, 2018	1,500,000	November 7, 2012	246	10%	600

Group executives held the following share options outstanding at March 31, 2017 (summarized by grant date):

	January 3, 2012 000s	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	—	2,500	—	2,500
C Tasker(1)	2,000	2,000	1,500	5,500
G Pretorius	750	1,500	1,000	3,250
C Lewis	—	1,500	1,000	2,500
	2,750	7,500	3,500	13,750
Option strike price (cents per share)	154	246	411
JSE share price on grant date (cents per share)	160	300	411
Expiry date	January 3, 2018	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%	10%
(1) Executive director at March 31, 2017.

Group executives held the following SARs outstanding at March 31, 2017 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	2,000
C Tasker(1)	750	750	875	2,375
P Dell(1)	200	200	875	1,275
G Pretorius	500	500	875	1,875
C Lewis	500	500	875	1,875
	2,950	2,950	3,500	9,400

JSE share price on grant date (cents per share)	319	289	328
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022
Performance condition
Minimum shareholder return of	10%	10%	10%
(1) Executive director at March 31, 2017.
Movements in the total number of share options outstanding and their related weighted average exercise prices are as follows:

	Weighted average exercise price 2018 cents per share	Number of options 2018 000s	Weighted average exercise price 2017 cents per share	Number of options 2017 000s

Outstanding at the beginning of the year	266	14,613	235	28,913
Exercised	195	(5,513)	138	(5,125)
Forfeited	—	—	312	(5,875)
Expired	—	—	112	(3,300)
Outstanding at the end of the year	309	9,100	266	14,613
Exercisable at the end of the year	285	7,350	217	8,825

Exercise prices of share options outstanding
Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2018 000's	March 31, 2017 000's

Annual shareholder return	Grant date	Expiry date	Exercise price
5%	September 13, 2011	September 13, 2017	130	cents	—	263
10%	January 3, 2012	January 3, 2018	154	cents	—	2,750
10%	November 7, 2012	November 7, 2018	246	cents	5,600	8,100
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					9,100	14,613

	March 31, 2018 R’000	March 31, 2017 R’000

Movement in share-based payment liability for the year
Opening balance	—	—
Share-based payment expense recognized during the year	1,352	1,064
Payment made in settlement of the share-based payment liability	(1,353)	(1,064)
Foreign currency translation differences	1	—
Closing balance	—	—

Movements in the total number of SARs outstanding and their weighted average award prices
Movements in the total number of SARs outstanding and their related weighted average award prices are as follows:

	Weighted average award price 2018 cents per share	Number of options 2018 000s	Weighted average award price 2017 cents per share	Number of options 2017 000s

Outstanding at the beginning of the year	309	20,810	311	14,435
Granted on May 30, 2016	—	—	294	9,950
Granted on November 24, 2016	—	—	328	4,000
Granted on May 30, 2017	346	10,000	—	—
Exercised	310	(1,709)	—	—
Forfeited	314	(1,062)	303	(7,575)
Outstanding at the end of the year	322	28,039	309	20,810
Exercisable at the end of the year	313	1,306	305	725

Share options exercised by executives
The following share options were exercised by Group executives during fiscal 2017:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

M Pydigadu(1)	May 30, 2016	600,000	June 4, 2010	112	10%	289
M Pydigadu(1)	November 07, 2016	750,000	November 07, 2012	246	10%	323
S Joselowitz	June 03, 2016	1,500,000	June 4, 2010	112	10%	301
B Horan(2)	June 07, 2016	250,000	January 3, 2012	154	10%	300
(1) Resigned as at February 9, 2017.
(2) Resigned as at September 30, 2016.

The following share options were exercised during fiscal 2017 by retired Group executives:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

R Botha	June 1, 2016	1,375,000	June 4, 2010	112	10%	308